REVENUE, OTHER INCOME AND GAINS - Summary of Analysis of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
License revenue	$ 103,027	$ 15,115
Collaboration revenue	171,735	94,432
Other revenue	5,752	119
Total revenue	$ 280,514	$ 109,666